Derivative Warrant Liability (Restated) (Tables)	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Schedule of extinguished on the expiry of the outstanding warrants

		(Restated)
	No. of warrants	USD

At 1 January 2019	-	-
Issuance of warrants in connection with merger (note 25)	21,229,000	16,983,200
Fair value remeasurement of derivative warrant liability	-	(1,273,740)

At 31 December 2019	21,229,000	15,709,460